Note 1 - The Company and Basis of Presentation (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 24, 2015	May. 14, 2015	Sep. 23, 2014	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Feb. 28, 2015	Nov. 30, 2014
Convertible Debt [Member] | Accrued Interest [Member]
Extinguishment of Debt, Amount			$ 522,000
Convertible Debt [Member]
Extinguishment of Debt, Amount			$ 4,875,000
Viveve [Member]
Conversion of Stock, Shares Issued			467,911
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted			62.00%
Payment to Each NonAccredited Investors for Converted Shares Upon Merger			$ 16,000
GBS [Member]
Stock Issued During Period, Shares, Other			117,950
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	1,071,679	4,054,062
Warrant Term				5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				117,535	117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.24	$ 4.24
Share Price	$ 5.60	$ 2.96
Proceeds from Issuance Of Private Placement Gross	$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net	5,393,000	11,040,000
Extinguishment of Debt, Amount							$ 5,397,000
Extinguishment of Warrant Liabilities			$ 572,000				572,000
Proceeds from Issuance of Private Placement			6,000,000				4,204,000
Debt Conversion, Original Debt, Amount			$ 1,500,000				1,546,000
Stock Issued During Period, Shares, New Issues			1,413,197
Stock Issued During Period, Shares, Conversion of Convertible Securities			12,671
Warrant Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			117,535	401,446	383,321			75,697	47,751
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.24					$ 4	$ 4.24
Proceeds from Issuance Of Private Placement Gross	6,000,000	12,000,000
Proceeds from Issuance of Private Placement Net	$ 5,393,000	$ 11,040,000
Retained Earnings (Accumulated Deficit)				$ (52,617,000)	$ (48,511,000)	[1]	$ (36,085,000)

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.